Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) Segments Region	Jun. 30, 2020 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 25,832	$ 21,298
United States [member]
Disclosure of operating segments [line items]
Net revenue	7,071	6,675
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	2,858	2,641
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	23,669	19,510
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 2,163	$ 1,788